Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 02, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	ck0001584423
Entity Registrant Name	APX Group Holdings, Inc.
Entity Central Index Key	0001584423
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		100
Entity Public Float			$ 0